Dividends - Summary of Dividends And Dividends Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Annual general meeting of shareholders (June 26, 2018) [Member]
Disclosure of detailed information about dividends [Line Items]
Total amount of dividend			¥ 2,845
Dividend amount per share			¥ 65
Record date			Mar. 31, 2018
Effective date			Jun. 27, 2018
Board of Directors' meeting (November 14, 2018) [Member]
Disclosure of detailed information about dividends [Line Items]
Total amount of dividend			¥ 2,846
Dividend amount per share			¥ 65
Record date			Sep. 30, 2018
Effective date			Dec. 07, 2018
Annual general meeting of shareholders June 25, 2019 [Member]
Disclosure of detailed information about dividends [Line Items]
Total amount of dividend		¥ 3,064
Dividend amount per share		¥ 70
Record date		Mar. 31, 2019
Effective date		Jun. 26, 2019
Board of Directors' meeting (November 8, 2019) [Member]
Disclosure of detailed information about dividends [Line Items]
Total amount of dividend		¥ 2,846
Dividend amount per share		¥ 65
Record date		Sep. 30, 2019
Effective date		Dec. 09, 2019
Annual general meeting of shareholders (June 23, 2020) [Member]
Disclosure of detailed information about dividends [Line Items]
Total amount of dividend	¥ 2,846
Dividend amount per share	¥ 65
Record date	Mar. 31, 2020
Effective date	Jun. 24, 2020
Board of Directors' meeting (November 9, 2020) [Member]
Disclosure of detailed information about dividends [Line Items]
Total amount of dividend	¥ 2,846
Dividend amount per share	¥ 65
Record date	Sep. 30, 2020
Effective date	Dec. 04, 2020
Annual general meeting of shareholders (June 28, 2021) [Member]
Disclosure of detailed information about dividends [Line Items]
Total amount of dividend	¥ 2,846
Dividend amount per share	¥ 65
Record date	Mar. 31, 2021
Effective date	Jun. 29, 2021